Transactions with Related Parties (Details)							1 Months Ended				12 Months Ended
	Aug. 01, 2022 USD ($)	Aug. 01, 2022 ILS (₪)	Jun. 30, 2022 USD ($)	Jun. 23, 2022 USD ($)	Jun. 23, 2022 ILS (₪) ₪ / shares shares	Feb. 09, 2022 ILS (₪)	Jun. 30, 2022 ILS (₪)	Jun. 23, 2022 ₪ / shares shares	Jan. 31, 2021 USD ($)	Jun. 17, 2017 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Transactions with Related Parties (Details) [Line Items]
Other payables that was converted to ordinary shares				$ 225,000							$ 224,000
Gross monthly salary										$ 24,500
Monthly salary reduce percentage												30.00%
Gross salary									$ 12,500		$ 17,100
Grant non marketable options (in Shares) | shares											150,000
Description of options granted											The options vest in three equal bunches over a period of 3 years (33.3% each year), Each option is exercisable into one Ordinary Share of NIS 0.02, with the following exercise prices: first bunch – NIS 40 per one share, second bunch – NIS 60 per one share, third bunch – NIS 80 per one share (based on exchange rates as of approval date – USD 12.44 USD 18.66 And USD 24.88, respectively).The estimated value of the above options is NIS 2,616 thousand (USD 810 thousand, as of approval date), which was calculated according to the Black and Scholes formula, based on the following assumptions: expected dividend 0%, standard deviation 75%, risk-free interest of 0.1% and expected life to exercise of 8 to 10 years (the options will expire after 10 years from issuance).
Share options to purchase (in Shares) | shares					225,000			225,000
Exercise price (in New Shekels per share) | ₪ / shares					₪ 13.78			₪ 13.78
Addition to the price								15.00%
Grant vest percentage								33.30%
Grant aggregates amount			$ 619,000		₪ 184,000		₪ 2,200,000
Expected dividend											0.00%		0.00%	0.00%
standard deviation percentage											75.00%
Risk-free interest											3.25%		0.00%	0.00%
Written prior notice											6 months
Total ordinary shares that was granted to directors				$ 120,000
Sons [Member]
Transactions with Related Parties (Details) [Line Items]
Gross salary	$ 10,600
Senior officers [Member]
Transactions with Related Parties (Details) [Line Items]
Gross monthly salary										$ 14,000
Mr. Nir Brenmiller [Member]
Transactions with Related Parties (Details) [Line Items]
Gross monthly salary | ₪						₪ 55,000
Grant non marketable options (in Shares) | shares											75,000
Maximum [Member]
Transactions with Related Parties (Details) [Line Items]
Expected life to exercise				4 years	4 years						8 years
Minimum [Member]
Transactions with Related Parties (Details) [Line Items]
Expected life to exercise				2 years	2 years						10 years
Black and Scholes formula [Member]
Transactions with Related Parties (Details) [Line Items]
Risk-free interest											2.00%
CEO [Member] | Nir and Doron [Member]
Transactions with Related Parties (Details) [Line Items]
Monthly salary reduce percentage												30.00%
Mr. Avi Brenmiller [Member]
Transactions with Related Parties (Details) [Line Items]
Gross monthly salary | ₪		₪ 37,000
Non-executive directors [Member]
Transactions with Related Parties (Details) [Line Items]
Other payables that was converted to ordinary shares				$ 30,000
Share options to purchase (in Shares) | shares					30,000			30,000
Grant aggregates amount				$ 52,000
CEO [Member]
Transactions with Related Parties (Details) [Line Items]
Monthly salary reduce percentage												50.00%